Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (24,854)
Property, plant and equipment, net	604,095
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	433,878
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	13,167
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	8,739
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 173,165